UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave, 10th Floor
	  New York, NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature,                               Place,             and Date of Signing:


Robert Penberth				 New York, NY	    May 13, 2008
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  214,995 (thousands)


List of Other Included Managers: N/A



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
				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ALLIANCE ONE INTL INC. CMN	COM	   018772103	 5768	 955000	SH	 Sole			955000
AMAZON.COM INC CMN		PUT	   023135106	 9982	 140000	SH  PUT	 Sole			140000
APPLE, INC. CMN			PUT	   037833100	 2296	  16000	SH  PUT	 Sole			 16000
AQUA AMERICA INC CMN		COM	   03836W103	 3944	 210000	SH	 Sole			210000
BARRICK GOLD CORPORATION CMN	COM	   067901108	 1521	  35000	SH	 Sole			 35000
CBRL GROUP INC CMN		PUT	   12489V106	 3935	 110000	SH  PUT	 Sole			110000
CVR ENERGY, INC. CMN		COM	   12662P108	 4293	 186400	SH	 Sole			186400
CAMECO CORPORATION CMN		COM	   13321L108	 2635	  80000	SH	 Sole			 80000
COMCAST CORPORATION CMN CLASS 	COM	   20030N200	 3130	 165000	SH	 Sole			165000
CON-WAY INC CMN			PUT	   205944101	 1831	  37000	SH  PUT	 Sole			 37000
CROWN HOLDINGS INC CMN		COM	   228368106	 4066	 161600	SH	 Sole			161600
DIAMONDS TRUST SERIES I DJIA 	ETF	   252787106	17748	 145000	SH	 Sole			145000
DISH NETWORK CORPORATION CMN 	COM	   25470M109	 1365	  47500	SH	 Sole			 47500
DOMTAR CORP CMN			COM	   257559104	 2861	 418900	SH	 Sole			418900
ESMARK INC CMN			COM	   296475106	  640	  56611	SH	 Sole			 56611
EXTERRAN HOLDINGS, INC. CMN	COM	   30225X103	 5325	  82500	SH	 Sole			 82500
FREEPORT-MCMORAN COPPER & GOLD 	COM	   35671D857	 1051	  10922	SH	 Sole			 10922
GENERAL MOLY, INC. CMN		COM	   370373102	 1590	 199000	SH	 Sole			199000
GLOBAL CASH ACCESS HLDGS, INC. 	COM	   378967103	 1172	 200000	SH	 Sole			200000
GOLDMAN SACHS GROUP, INC.(THE) 	PUT	   38141G104	 3308	  20000	SH  PUT	 Sole			 20000
GOOGLE, INC. CMN CLASS A	PUT	   38259P508	 1762	   4000	SH  PUT	 Sole			  4000
INGLES MARKETS INC CL-A CMN 	COM	   457030104	 3441	 139950	SH	 Sole			139950
ISHARES RUSSELL 2000 INDEX 	PUT	   464287655	40291	 590000	SH  PUT	 Sole			590000
ISHARES DOW JONES U.S. REAL 	PUT	   464287739	14322	 220000	SH  PUT	 Sole			220000
LANDSTAR SYSTEM INC CMN		PUT	   515098101	 2608	  50000	SH  PUT	 Sole			 50000
MASCO CORPORATION CMN		PUT	   574599106	 3867	 195000	SH  PUT	 Sole			195000
MASTEC INC CMN			COM	   576323109	 1969	 239800	SH	 Sole			239800
MCGRAW-HILL COMPANIES INC CMN	COM	   580645109	 2036	  55100	SH	 Sole			 55100
NEVADA GOLD & CASINO INC CMN	COM	   64126Q206	  116	  91727	SH	 Sole			 91727
NORFOLK SOUTHERN CORPORATION 	PUT	   655844108	 4210	  77500	SH  PUT	 Sole			 77500
PENN NATIONAL GAMING INC CMN	PUT	   707569109	  459	  10500	SH  PUT	 Sole			 10500
PETROLEO BRASILEIRO S.A. 	COM	   71654V408	 1401	  13725	SH	 Sole			 13725
POWERSHARES DB AGRICULTURE 	ETF	   73936B408	 1823	  50000	SH	 Sole			 50000
PROCTER & GAMBLE COMPANY 	COM	   742718109	 4555	  65000	SH	 Sole			 65000
RESEARCH IN MOTION LIMITED CMN	PUT	   760975102	 6004	  53500	SH  PUT	 Sole			 53500
RETAIL HOLDRS TRUST MUTUAL 	PUT	   76127U101	16497	 180000	SH  PUT	 Sole			180000
SEACOR HOLDINGS INC. CMN	COM	   811904101	 8101	  94900	SH	 Sole			 94900
STREETTRACKS GOLD TRUST ETF	ETF	   863307104	 4521	  50000	SH	 Sole			 50000
TITAN INTERNATIONAL INC (NEW)	COM	   88830M102	 3324	 108600	SH	 Sole			108600
USG CORP (NEW) CMN		PUT	   903293405	 1289	  35000	SH  PUT	 Sole			 35000
UNITED STATES NATURALGAS FD 	ETF	   912318102	 1882	  38800	SH	 Sole			 38800
UNITED STATES OIL FUND LP 	PUT	   91232N108	 1627	  20000	SH  PUT  Sole			 20000
UNITED STATES STEEL CORP CMN	COM	   912909108	  651	   5133	SH	 Sole			  5133
VIRGIN MEDIA INC CMN		COM	   92769L101	 1196	  85000	SH	 Sole			 85000
WAL MART STORES INC CMN		COM	   931142103	 5579	 105900	SH	 Sole			105900
WERNER ENTERPRISES INC CMN	PUT	   950755108	  382	  20600	SH  PUT  Sole			 20600
AIRCASTLE LIMITED CMN		COM	   G0129K104	  534	  47500	SH	 Sole			 47500
DIANA SHIPPING INC CMN		COM	   Y2066G104	 2087	  79300	SH	 Sole			 79300